Investment Securities (Amortized Cost and Fair Value by Contractual Maturity) (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2017	Mar. 31, 2017
Held-to-maturity debt securities, Amortized cost:
Due in one year or less	¥ 50
Due from one year to five years	164,798
Due from five years to ten years	1,706,867
Due after ten years	1,359,136
Held-to-maturity debt securities, Amortized cost	3,230,851	¥ 3,587,321
Held-to-maturity debt securities, Fair value:
Due in one year or less	50
Due from one year to five years	168,113
Due from five years to ten years	1,750,883
Due after ten years	1,358,763
Held-to-maturity debt securities, Fair value	3,277,809	¥ 3,637,751
Available-for-sale debt securities, Fair value:
Due in one year or less	12,477,989
Due from one year to five years	9,181,806
Due from five years to ten years	4,353,645
Due after ten years	4,372,199
Available-for-sale debt securities, Fair value	¥ 30,385,639